UNAUDITED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows provided by (used in) operating activities:
Net income (loss)	$ 83,028	$ 73,671	$ 1,313,339	$ 268,838	$ 1,136,647
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Total net realized (gains) losses on investments and net unrealized (gains) losses on investments, Trading - Life Funds Withheld Assets	(92,750)	(52,891)	(202,178)	(107,462)	(87,777)
Net realized and unrealized (gains) losses on derivative instruments	3,622	(16,521)	(53,123)	(29,886)	(7,798)
Amortization of premiums (discounts) on fixed maturities	47,505	35,998	194,824	153,849	166,621
(Income) loss from investment and operating affiliates	19,797	(45,467)	(46,072)	(129,915)	(229,386)
Share based compensation	20,707	18,295	74,431	81,287	46,489
Depreciation and amortization	22,592	10,907	92,313	56,118	56,229
Accretion of deposit liabilities	12,055	10,044	43,633	11,195	47,256
Changes in:
Unpaid losses and loss expenses	330,160	77,832	(211,831)	(427,528)	(88,636)
Future policy benefit reserves	(59,858)	(49,279)	(278,818)	(229,204)	(164,923)
Funds withheld on life retrocession agreements, net	(121,272)	(169,569)	(210,943)	(218,144)	0
Unearned premiums	1,148,149	655,733	(528,214)	253,396	65,279
Premiums receivable	(1,322,085)	(517,881)	156,168	15,248	(27,334)
Unpaid losses and loss expenses recoverable	(82,729)	(148,962)	(439,548)	(44,688)	(36,897)
Ceded unearned premiums	(436,332)	(146,049)	237,017	(191,242)	(196,674)
Reinsurance balances receivable	(49,781)	10,057	2,319	(17,736)	(60,317)
Deferred acquisition costs and value of business acquired	(156,373)	(72,340)	126,455	303,998	8,532
Reinsurance balances payable	460,982	84,261	229,205	160,916	161,132
Deferred tax asset - net	(7,945)	14,119	(47,924)	(33,735)	(29,230)
Derivatives	17,863	141,754	185,300	42,187	(22,324)
Other assets	(47,084)	(31,407)	17,054	33,344	(26,945)
Other liabilities	(155,826)	(94,545)	123,897	(147,744)	60,331
Other	(41,618)	17,851	26,968	5,447	9,702
Total adjustments	(254,141)	(38,693)	(697,783)	694,346	(356,670)
Net cash provided by (used in) operating activities	(171,113)	34,978	615,556	963,184	779,977
Cash flows provided by (used in) investing activities:
Proceeds from sale of fixed maturities and short-term investments	3,772,077	1,473,941	16,868,228	4,896,112	4,341,429
Proceeds from redemption of fixed maturities and short-term investments	949,221	1,053,739	3,751,174	3,601,793	4,008,333
Proceeds from sale of equity securities	62,895	189,473	664,735	571,410	245,538
Purchases of fixed maturities and short term investments	(4,325,679)	(2,835,304)	(19,718,064)	(7,158,258)	(9,143,973)
Purchases of equity securities	(55,411)	(94,141)	(567,334)	(445,504)	(534,356)
Proceeds from sale of affiliates	41,538	77,916	188,023	240,785	190,954
Purchases of affiliates	(247,049)	(29,037)	(280,856)	(371,226)	(353,678)
Purchase of Allied International Holdings, Inc., net of cash acquired	(69,745)	0	(1,020,015)	0	0
Change in restricted cash	(6,027)	0	(154,992)	0	0
Other, net	82,141	(32,141)	(155,019)	(193,491)	47,891
Net cash provided by (used in) investing activities	203,961	(195,554)	136,432	1,711,621	(1,197,862)
Cash flows provided by (used in) financing activities:
Proceeds from issuance of ordinary shares and exercise of stock options	491	1,772	9,976	6,367	12,623
Buybacks of ordinary shares	(355,901)	(1,966)	(468,971)	(801,953)	(675,617)
Dividends paid on ordinary shares	(57,861)	(40,922)	(208,516)	(169,620)	(160,155)
Distributions to non-controlling interests	(27,857)	(7,172)	(117,683)	(78,465)	(77,670)
Contributions from non-controlling interest	883	2,569	23,610	48,261	7,747
Proceeds from issuance of debt	0	980,600	980,600	0	592,615
Deposit liabilities	(8,546)	(38,788)	(84,758)	(268,298)	(94,386)
Net cash provided by (used in) financing activities	(448,791)	896,093	46,811	(1,863,708)	(394,843)
Effects of exchange rate changes on foreign currency cash	(19,396)	(47,397)	(64,377)	(90,115)	(4,818)
Increase (decrease) in cash and cash equivalents	(435,339)	688,120	734,422	720,982	(817,546)
Cash and cash equivalents – beginning of period	3,256,236	2,521,814	2,521,814	1,800,832	2,618,378
Cash and cash equivalents – end of period	2,820,897	3,209,934	3,256,236	2,521,814	1,800,832
Life Funds Withheld Assets
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Total net realized (gains) losses on investments and net unrealized (gains) losses on investments, Trading - Life Funds Withheld Assets	(101,166)	(48,289)
Net realized and unrealized (gains) losses on derivative instruments	$ 236,080	$ 229,367	$ 151,691	$ 488,222	$ 0